Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Victory Variable Insurance Funds
Entity Central Index Key	0001068663
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000168427
Shareholder Report [Line Items]
Fund Name	Victory 500 Index VIP Series
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory 500 Index VIP Series (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$31	0.28%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

The Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all the stocks in the Index.

During the reporting period, the Fund saw positive absolute returns in 10 sectors, with the information technology sector contributing the most to absolute performance. The Fund saw a negative absolute return in only the materials sector as it lagged all other sectors.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Line Graph [Table Text Block]
	Victory 500 Index VIP Series Class I - $33,593	S&P 500® Index (regulatory broad based index) - $34,254	Victory US Large Cap 500 Index - $34,499
12/14	$10,000	$10,000	$10,000
12/15	$10,103	$10,138	$10,127
12/16	$11,290	$11,351	$11,279
12/17	$13,728	$13,829	$13,801
12/18	$13,090	$13,223	$13,212
12/19	$17,154	$17,386	$17,429
12/20	$20,608	$20,585	$21,239
12/21	$26,260	$26,494	$26,988
12/22	$21,178	$21,696	$21,647
12/23	$26,883	$27,399	$27,521
12/24	$33,593	$34,254	$34,499

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	24.96%Footnote Reference	14.39%	12.88%
S&P 500® IndexFootnote Reference1	25.02%	14.53%	13.10%
Victory US Large Cap 500 IndexFootnote Reference2	25.36%	14.63%	13.18%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 90,272,000
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 234,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$90,272
Number of Holdings	508
Investment Advisory Fees	$234
Portfolio Turnover	3%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	2.0%
Utilities	2.2%
Energy	3.3%
Consumer Staples	5.4%
Industrials	8.3%
Communication Services	9.6%
Health Care	10.1%
Consumer Discretionary	11.0%
Financials	13.5%
Information Technology	32.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
C000168426
Shareholder Report [Line Items]
Fund Name	Victory High Yield VIP Series
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory High Yield VIP Series (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$93	0.89%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

Top contributors to performance:

  The Fund’s allocations to pharma, wireless, and independent industries.

  Security selection in health care, consumer products, and airlines industries.

  The Fund’s allocation to debt securities rated BB & CCC rated contributed to positive performance.

Top detractors from performance:

  The Fund’s allocations to media, wirelines, and oil field services industries.

  Security selection of certain debt securities of issuers in media, retail, and pharma industries.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory High Yield VIP Series Class I - $16,792	Bloomberg U.S. Universal Index (regulatory broad based index) - $11,875	Bloomberg U.S. Corporate High Yield Index - $16,552
12/14	$10,000	$10,000	$10,000
12/15	$9,542	$10,043	$9,553
12/16	$11,015	$10,436	$11,190
12/17	$12,110	$10,862	$12,029
12/18	$12,146	$10,835	$11,779
12/19	$14,076	$11,841	$13,466
12/20	$15,191	$12,739	$14,424
12/21	$16,080	$12,598	$15,185
12/22	$13,901	$10,961	$13,486
12/23	$15,488	$11,638	$15,299
12/24	$16,792	$11,875	$16,552

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	8.42%	3.59%	5.32%
Bloomberg U.S. Universal IndexFootnote Reference1	2.04%	0.06%	1.73%
Bloomberg U.S. Corporate High Yield IndexFootnote Reference2	8.19%	4.21%	5.17%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Material Change Date	Oct. 03, 2024
AssetsNet	$ 19,030,000
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 122,000
InvestmentCompanyPortfolioTurnover	109.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$19,030
Number of Holdings	208
Investment Advisory Fees	$122
Portfolio Turnover	109%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Corporate Bonds	61.5%
Yankee Dollars	16.4%
Senior Secured Loans	5.6%
Exchange-Traded Funds	4.8%

Material Fund Change [Text Block]

Material Fund Changes

Effective October 3, 2024, Victory Capital Management, Inc. ("VCM") has terminated the Sub-Advisory Agreement with Park Avenue Institutional Advisers LLC and effective October 4, 2024, the Fund is now managed by VCM's Victory Income Investors investment franchise.

For more complete information, you may review the Fund's prospectus, issued May 1, 2024.

Summary of Change Legend [Text Block]	Victory Capital Management, Inc. ("VCM") has terminated the Sub-Advisory Agreement with Park Avenue Institutional Advisers LLC and effective October 4, 2024, the Fund is now managed by VCM's Victory Income Investors investment franchise
C000168422
Shareholder Report [Line Items]
Fund Name	Victory RS International VIP Series
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory RS International VIP Series (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$96	0.93%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

Top contributors to performance:

  Positive stock selection in the industrials, consumer discretionary, and information technology sectors supported the Fund’s performance relative to the Index for the period.

  From a regional perspective, positive stock selection in Japan and the United Kingdom contributed to relative performance.

  Country-level contributors included Netherlands, Denmark, and New Zealand.

Top detractors from performance:

  Negative stock selection in the materials sector hurt relative performance.

  By region, stock selection was negative in Europe.

  Country-level detractors included France, Switzerland, and Belgium.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory RS International VIP Series Class I - $18,294	MSCI EAFE Index (regulatory broad based index) - $16,598
12/14	$10,000	$10,000
12/15	$10,084	$9,919
12/16	$10,245	$10,018
12/17	$12,877	$12,526
12/18	$11,504	$10,798
12/19	$14,125	$13,176
12/20	$15,006	$14,205
12/21	$17,162	$15,805
12/22	$14,448	$13,521
12/23	$17,341	$15,987
12/24	$18,294	$16,598

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	5.50%	5.31%	6.23%
MSCI EAFE IndexFootnote Reference1	3.82%	4.73%	5.20%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 105,509,000
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 928,000
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$105,509
Number of Holdings	77
Investment Advisory Fees	$928
Portfolio Turnover	20%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	3.1%
Energy	3.5%
Communication Services	4.5%
Materials	6.0%
Information Technology	9.2%
Consumer Staples	9.4%
Consumer Discretionary	10.6%
Health Care	12.4%
Industrials	15.0%
Financials	20.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
C000168420
Shareholder Report [Line Items]
Fund Name	Victory RS Large Cap Alpha VIP Series
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory RS Large Cap Alpha VIP Series (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$61	0.55%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

In 2024, the Fund’s focus on investing in businesses with improving return on invested capital continued to generate strong results.

Top contributors to performance:

  The Fund’s performance was led by strong stock selection in the utilities, communication services, and financial services sectors.

  Within the utilities sector, Vistra Corp. generated strong results benefiting from a business shift as well as increasing electricity demand as the world shifts to artificial intelligence.

  In the communication services sector, TKO Group Holdings, Inc. was also a positive contributor, benefiting from growing demand for both its Ultimate Fighting Championship and World Wrestling Entertainment franchises.

  Within the financial services sector, performance was strong across the large money center banks, as increased capital markets activity propelled the stocks.

Top detractors from performance:

  The Fund was negatively impacted during the year by some of its consumer holdings.

  LKQ Corp., a distributor of after-market auto parts, was negatively impacted by higher insurance costs and rising inflation. While we were disappointed to see a slowdown in the business in 2024, which negatively impacted the stock, our investment outlook for this investment remains unchanged.

  Cash flows and earnings for Mondelez International, Inc., Class A, one of the largest chocolate and snack product companies, were negatively impacted by a dramatic rise in cocoa prices.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory RS Large Cap Alpha VIP Series Class I - $24,592	S&P 500® Index (regulatory broad based index) - $34,254	Russell 1000® Value Index - $22,580
12/14	$10,000	$10,000	$10,000
12/15	$9,799	$10,138	$9,617
12/16	$10,684	$11,351	$11,285
12/17	$12,678	$13,829	$12,827
12/18	$11,537	$13,223	$11,767
12/19	$15,132	$17,386	$14,890
12/20	$15,065	$20,585	$15,306
12/21	$18,604	$26,494	$19,157
12/22	$17,797	$21,696	$17,713
12/23	$20,234	$27,399	$19,743
12/24	$24,592	$34,254	$22,580

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	21.54%Footnote Reference	10.20%	9.42%
S&P 500® IndexFootnote Reference1	25.02%	14.53%	13.10%
Russell 1000® Value IndexFootnote Reference2	14.37%	8.68%	8.49%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 799,455,000
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 4,118,000
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$799,455
Number of Holdings	52
Investment Advisory Fees	$4,118
Portfolio Turnover	25%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	2.9%
Materials	3.0%
Consumer Discretionary	3.2%
Communication Services	6.9%
Energy	6.9%
Consumer Staples	7.6%
Information Technology	8.7%
Industrials	15.2%
Health Care	16.3%
Financials	22.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
C000168421
Shareholder Report [Line Items]
Fund Name	Victory RS Small Cap Growth Equity VIP Series
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory RS Small Cap Growth Equity VIP Series (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$93	0.88%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

The Fund’s absolute performance during the period was hindered in part by the relative performance of secular small-cap growth stocks as small growth, as defined by the Russell 2000®Growth  Index (the "Index"), significantly underperformed large growth, as defined by the Russell 1000® Growth Index.  A "secular small-cap stock" refers to a small-cap company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles. In other words, the company is likely to experience growth even during market turndowns.

We believe the multi-year underperformance of innovative smaller-cap growth stocks has created an outsized opportunity for smaller-cap growth stocks, as current valuations (defined as the forward price-to-earnings ratio, excluding non-earners) of the Index are the cheapest since the 1979 inception of the Index relative to the Russell 1000®  Growth Index (per FactSet).

Top contributors to performance:

  Fund performance relative to the Index was positively impacted during the year by stock selection in the information technology, consumer staples, and financials sectors.

Top detractors from performance:

  The largest detractor from performance relative to the Index was the Fund’s holdings of securities in the health care sector.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory RS Small Cap Growth Equity VIP Series Class I - $19,028	Russell 3000® Index (regulatory broad based index) - $32,604	Russell 2000® Growth Index - $21,772	Russell 2000® Index - $21,223
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$10,062	$10,048	$9,862	$9,559
12/16	$10,206	$11,327	$10,978	$11,595
12/17	$14,105	$13,721	$13,411	$13,294
12/18	$12,941	$13,002	$12,163	$11,830
12/19	$17,959	$17,035	$15,628	$14,849
12/20	$24,794	$20,593	$21,040	$17,813
12/21	$22,208	$25,877	$21,636	$20,453
12/22	$14,133	$20,907	$15,933	$16,273
12/23	$17,017	$26,334	$18,906	$19,028
12/24	$19,028	$32,604	$21,772	$21,223

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	11.82%	1.16%	6.64%
Russell 3000® IndexFootnote Reference1	23.81%	13.86%	12.55%
Russell 2000® Growth IndexFootnote Reference2	15.15%	6.86%	8.09%
Russell 2000® IndexFootnote Reference3	11.54%	7.40%	7.82%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 70,182,000
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 550,000
InvestmentCompanyPortfolioTurnover	124.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$70,182
Number of Holdings	109
Investment Advisory Fees	$550
Portfolio Turnover	124%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	0.5%
Communication Services	0.9%
Energy	2.2%
Materials	2.6%
Consumer Staples	3.8%
Financials	9.4%
Consumer Discretionary	10.7%
Information Technology	20.8%
Industrials	23.0%
Health Care	24.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.
C000168423
Shareholder Report [Line Items]
Fund Name	Victory Sophus Emerging Markets VIP Series
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Sophus Emerging Markets VIP Series (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$139	1.35%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the period?

Top contributors to performance:

  Stock selection in industrials served as the most significant contributor to performance in the period. We were moderately overweight this sector.

  Taiwan was another significant contributor to relative performance, driven by positive stock selection within the technology sector. Within industrials, Fortune Electric Co. Ltd outperformed due to the previously mentioned power investments. We were moderately underweight this country.

  The materials sector also significantly contributed to relative performance, due to positive stock selection, as evidenced by holdings including Shandong Nanshan Aluminum, Western Mining, and Welspun Corp. Ltd. The Fund benefited from our underweight allocation in poor performer POSCO. The Fund was effectively neutrally positioned in this sector.

Top detractors from performance:

  The third quarter was flooded by conflicting signals and periods of sharp reversals, which resulted in elevated market volatility, with sentiment changing sometimes on a weekly basis. This proved a challenging environment for the Fund’s quantitative models to perform. As such, the impact of market volatility was one of the most significant detractors from performance in 2024.

  The consumer discretionary sector was the most significant detractor from relative performance, due to negative stock selection concentrated largely amongst a handful of underperforming investments that the Fund held over the course of the year. The Fund was moderately overweight the consumer discretionary sector during the period.

  China-based investments were most significant detractor from relative performance, driven by both stock-specific blow-ups and the Fund’s defensive positioning within that market amidst the sharp rally in the final week of the third quarter. Four consumer discretionary stocks alone accounted for roughly half of this China-centric negative attribution: Alibaba Group Holdings Ltd., Class W, PDD, Miniso, and JD.com, Inc., Class SW. The Fund was virtually neutral China.

  Holdings in the information technology sector significantly detracted from relative performance, due to negative stock selection, driven by a combination of strong performers the Fund did not own (or held at underweight positions on average), like Hon Hai Precision Industry, Xiaomi Corp., Class W, and MediaTek; in addition to poor performers like SK Hynix, Inc., LG Innotek Co. Ltd, and Haesung DS, which the Fund held during the period. The Fund was virtually neutral positioned in this sector.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Sophus Emerging Markets VIP Series Class I - $13,961	MSCI All Country World Index (regulatory broad based index) - $24,184	MSCI Emerging Markets Index - $14,293
12/14	$10,000	$10,000	$10,000
12/15	$8,726	$9,764	$8,508
12/16	$9,736	$10,532	$9,460
12/17	$13,910	$13,056	$12,987
12/18	$11,272	$11,827	$11,094
12/19	$13,879	$14,973	$13,139
12/20	$16,123	$17,407	$15,544
12/21	$15,410	$20,633	$15,149
12/22	$11,949	$16,844	$12,105
12/23	$13,267	$20,584	$13,295
12/24	$13,961	$24,184	$14,293

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	5.24%	0.12%	3.39%
MSCI All Country World IndexFootnote Reference1	17.49%	10.06%	9.23%
MSCI Emerging Markets IndexFootnote Reference2	7.50%	1.70%	3.64%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 23,823,000
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 252,000
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$23,823
Number of Holdings	125
Investment Advisory Fees	$252
Portfolio Turnover	83%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	2.5%
Energy	2.9%
Real Estate	3.0%
Materials	5.1%
Health Care	5.9%
Industrials	8.4%
Communication Services	8.6%
Consumer Discretionary	14.7%
Financials	20.1%
Information Technology	25.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.